Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Agency income received by Neo-Concept UK from NCH [Member]
Related Party Transaction [Line Items]
Management fee paid to NCH	$ 2,662,034	$ 340,810	$ 2,586,019	$ 2,904,339
Purchase of apparel products from NCH [Member]
Related Party Transaction [Line Items]
Management fee paid to NCH	34,213,521	4,380,228	103,159,420	29,522,341
Rental expense paid to NCH [Member]
Related Party Transaction [Line Items]
Management fee paid to NCH	720,000	92,179	720,000
Management fee paid to NCH [Member]
Related Party Transaction [Line Items]
Management fee paid to NCH				$ 4,223,236